Subsequent Events (Details) - Major business combination - Montem Resources Limited $ in Millions	Feb. 16, 2023 CAD ($) MW
Pumped Hydro Development Project
Disclosure of non-adjusting events after reporting period [line items]
Membership interest	50.00%
Capacity of facility (in megawatts) | MW	320
Cash consideration | $	$ 8
Contingent consideration | $	17
Aggregate consideration | $	$ 25
Green Hydrogen Electrolyser
Disclosure of non-adjusting events after reporting period [line items]
Capacity of facility (in megawatts) | MW	100
Wind Development Project
Disclosure of non-adjusting events after reporting period [line items]
Capacity of facility (in megawatts) | MW	100